Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other non-current assets
Schedule of other non-current assets

	As of December 31,
	2013	2014
	RMB	RMB
Prepayments for purchase of office building	100,000	288,999
Staff loans	132,932	—
Prepayments for purchase of land use rights	22,000	96,911
Rental deposits	54,408	108,621
Prepayments for purchase of property, equipment and software	34,456	110,469
Prepayments for construction in progress	33,765	—
Others	24,312	20,391
Total	401,873	625,391